Changes in Accounting Policies - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jan. 01, 2019	Dec. 31, 2018
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Description of practical expedients used for incremental cost of obtaining contract		As a practical expedient, the Group recognizes the incremental costs of obtaining a contracts as an expense when incurred if the amortization period of the asset is one year or less.
Weighted average incremental borrowing rate	3.49%
IFRS 16 [Member]
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Increase (decrease) through changes in accounting policy, property, plant and equipment	₩ 210,028
Increase (decrease) through changes in accounting policy, intangible assets and goodwill	26,207
Increase (decrease) through changes in accounting policy, right of use assets	899,783
Increase (decrease) through changes in accounting policy, investment properties	46,666
Increase (decrease) through changes in accounting policy, lease receivables	14,659
Increase (decrease) through changes in accounting policy, prepayments	8
Increase (decrease) through changes in accounting policy, prepaid expense	84,033
Increase (decrease) through changes in accounting policy, lease liabilities	643,375
Increase (decrease) through changes in accounting policy, lease revenue	757
Increase (decrease) through changes in accounting policy, retained earnings	3,890
Increase (decrease) through changes in accounting policy, other liabilities	₩ 590